OTHER INCOME (EXPENSE), NET - NRG Agreement (Details) - NRG agreement - EVGO HOLDCO, LLC AND EVGO SERVICES, LLC - USD ($)		12 Months Ended
	Jan. 15, 2020	Dec. 31, 2020	Dec. 31, 2019
Other Income Expense, Net [Line Items]
Costs to incur for installation of electric vehicle charging station project		$ 102,500,000
Proceeds received under the agreement	$ 0	8,472,586	$ 14,522,258
Capital build liability to reflect contributions for charging stations constructed	0	4,397,877	12,109,148
Capital build liability related to charging stations not yet placed in service			1,620,527
Reduction in depreciation expense for chargers placed into service	157,286	1,535,652	3,002,887
Capital-build liability, unamortized costs		9,166,168	20,900,079
Other income (expense)
Other Income Expense, Net [Line Items]
Reimbursements for operating expenses		7,544,864
Contra-expense for reimbursable expenses recognized		$ 85,310
Other income, related party
Other Income Expense, Net [Line Items]
Reimbursements for operating expenses	315,141		9,668,117
Contra-expense for reimbursable expenses recognized	$ 11,654		$ 3,074,584